Note 29 - Foreign exchange control measures in Argentina (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Percentage of entity's revenue	10.00%	10.00%	10.00%
Argentina, Pesos
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Maximum percentage of export proceeds can be sold		20.00%
Currency devaluation percentage rate, monthly devaluation during the period	2.00%
Foreign exchange rates | Argentina, Pesos
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Currency devaluation percentage rate, monthly devaluation during the period	1.00%
Argentina
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Percentage of entity's revenue	12.00%
Argentina | Argentine Subsidiaries [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Percentage of entity's net equity	11.00%
Percentage of entity's revenue	19.00%
Argentine Peso / U.S. dollar foreign exchange risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Currency exposure / functional currency	$ (40,565)	$ (134,716)
Argentine Peso / U.S. dollar foreign exchange risk [member] | Argentina
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Currency exposure / functional currency	40,600
International market [member] | Argentine Subsidiaries [Member] | Us Dollar Denominated Argentine Bonds [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial assets at fair value through other comprehensive income	$ 217,900